Dividends - Dividends to shareholders of the parent company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 10, 2020
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.22	$ 0	$ 0.51
Dividends paid on ordinary shares	$ 4,480,000,000	$ 0	$ 10,269,000,000
Settled in scrip	0	0	2,687,000,000
Dividends on preference shares classified as equity	$ 5,790,000,000	$ 1,331,000,000	$ 11,683,000,000
Issued by HSBC Holdings
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.22	$ 0	$ 0.51
Preference shares | Issued by HSBC Holdings
Dividends Payable [Line Items]
Notional amount		$ 1,450,000,000		$ 1,450,000,000
Other equity instruments interest rate		6.20%		6.20%
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in dollars per share)	$ 4.99	$ 62.00	$ 62.00
Dividends on preference shares classified as equity	$ 7,000,000	$ 90,000,000	$ 90,000,000
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 1,303,000,000	$ 1,241,000,000	$ 1,324,000,000
– fourth interim dividend / interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.15	$ 0	$ 0.21
Dividends paid on ordinary shares	$ 3,059,000,000	$ 0	$ 4,206,000,000
Settled in scrip	$ 0	$ 0	$ 1,160,000,000
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.07	$ 0	$ 0.10
Dividends paid on ordinary shares	$ 1,421,000,000	$ 0	$ 2,013,000,000
Settled in scrip	$ 0	$ 0	$ 375,000,000
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0	$ 0.10
Dividends paid on ordinary shares	$ 0	$ 0	$ 2,021,000,000
Settled in scrip	$ 0	$ 0	$ 795,000,000
– third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0	$ 0.10
Dividends paid on ordinary shares	$ 0	$ 0	$ 2,029,000,000
Settled in scrip	$ 0	$ 0	$ 357,000,000